Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Impact of Change in Accounting Policy	Common Shares	Additional Paid-In Capital	Retained Earnings	Retained Earnings Impact of Change in Accounting Policy	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Impact of Change in Accounting Policy	Treasury Shares
Balance (in shares) at Dec. 31, 2017			230,829,000						4,272,000
Balance at Dec. 31, 2017	$ 2,540,996		$ 2,702	$ 1,630,095	$ 1,247,945		$ (220,759)		$ (118,987)
Balance (ASU 2016-01) at Dec. 31, 2017		$ 0				$ (942)		$ 942
Balance (ASU 2016-16) at Dec. 31, 2017		(16,096)				(16,096)
Balance (ASC 606) at Dec. 31, 2017		(1,306)				(1,306)
Increase (Decrease) in Stockholders' Equity
Issuance of warrants	71,983			71,983
Net income (loss)	190,380				190,380
Unrealized gain (loss), net on pension	754						754
Unrealized gain (loss), net on hedging contracts	22,365						22,365
Realized gain (loss), net on hedging contracts	(7,331)						(7,331)
Foreign currency translation adjustments, net of tax expense of $0.9 million in 2020, tax benefit of $0.5 million in 2019 and tax benefit of $1.4 million in 2018	(106,615)						(106,615)
Purchase of treasury shares (in shares)									(2,871,000)
Purchase of treasury shares	(104,685)								$ (104,685)
Issuance of common shares in connection with stock plan (in shares)									1,823,000
Issuance of common shares in connection with stock plan	4,412				(40,357)				$ 44,769
Share-based compensation	40,113			40,113
Balance (in shares) at Dec. 31, 2018			230,829,000						5,320,000
Balance at Dec. 31, 2018	$ 2,634,970	(316)	$ 2,702	1,742,191	1,379,624	(316)	(310,644)		$ (178,903)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201602Member
Net income (loss)	$ (41,455)				(41,455)
Conversion of warrants (in shares)									2,056,000
Conversion of warrants	(4)			(31,067)	(37,698)				$ 68,761
Unrealized gain (loss), net on pension	(437)						(437)
Unrealized gain (loss), net on hedging contracts	17,052						17,052
Realized gain (loss), net on hedging contracts	(3,888)						(3,888)
Foreign currency translation adjustments, net of tax expense of $0.9 million in 2020, tax benefit of $0.5 million in 2019 and tax benefit of $1.4 million in 2018	(11,702)						(11,702)
Purchase of treasury shares (in shares)									(1,987,000)
Purchase of treasury shares	(74,450)								$ (74,450)
Issuance of common shares in connection with stock plan (in shares)									3,622,000
Issuance of common shares in connection with stock plan	2,075				(121,698)				$ 123,773
Tax withholding related to vesting of stock awards (in shares)									(1,448,000)
Tax withholding related to vesting of stock awards	(51,147)								$ (51,147)
Share-based compensation	$ 65,893			65,893
Balance (in shares) at Dec. 31, 2019	230,829,000		230,829,000						3,077,000
Balance at Dec. 31, 2019	$ 2,536,591	$ (15,074)	$ 2,702	1,777,017	1,178,457	$ (15,074)	(309,619)		$ (111,966)
Increase (Decrease) in Stockholders' Equity
Accounting Standards Update [Extensible List]	us-gaap:AccountingStandardsUpdate201613Member
Net income (loss)	$ 359,188				359,188
Conversion of warrants (in shares)									807,000
Conversion of warrants	0			(7,547)	(22,725)				$ 30,272
Termination of warrants	(174,626)			(30,289)	(144,337)
Equity component of convertible debt, net	54,052			54,052
Unrealized gain (loss), net on pension	(38)						(38)
Unrealized gain (loss), net on hedging contracts	(34,978)						(34,978)
Realized gain (loss), net on hedging contracts	13,999						13,999
Foreign currency translation adjustments, net of tax expense of $0.9 million in 2020, tax benefit of $0.5 million in 2019 and tax benefit of $1.4 million in 2018	$ 86,814						86,814
Purchase of treasury shares (in shares)	(1,300,000)								(1,346,000)
Purchase of treasury shares	$ (63,995)								$ (63,995)
Issuance of common shares in connection with stock plan (in shares)									1,085,000
Issuance of common shares in connection with stock plan	7,661				(32,418)				$ 40,079
Tax withholding related to vesting of stock awards (in shares)									(313,000)
Tax withholding related to vesting of stock awards	(12,691)								$ (12,691)
Share-based compensation	$ 40,936			40,936
Balance (in shares) at Dec. 31, 2020	230,829,000		230,829,000						2,844,000
Balance at Dec. 31, 2020	$ 2,797,839		$ 2,702	$ 1,834,169	$ 1,323,091		$ (243,822)		$ (118,301)